Goldman Sachs MarketBeta US 1000 Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goldman Sachs MarketBeta US 1000 Equity ETF | Goldman Sachs MarketBeta US 1000 ETF
Prospectus [Line Items]
Annual Return [Percent]	24.32%	26.59%